Financial Risk Management - Schedule of Foreign Currency Risk (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 68,809,057	$ 134,025,561
Lease liabilities	(1,538,808)	(1,128,965)
Currency Risk | Singapore Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	139,097	185,667
Other payables		(78,621)
Lease liabilities	(1,059,681)	(1,128,965)
Assets (liabilities)	$ (920,584)	$ (1,021,919)